Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2022
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Equity in Affiliates and Joint Ventures
Honda’s equity in affiliates and joint ventures as of March 31,
2021
and 2022 is as follows:

	Yen (millions)
	2021	2022

Investments accounted for using the equity method:
Affiliates	¥537,702	¥544,563
Joint ventures	353,300	422,841

Total	¥891,002	¥967,404

Honda’s equity of undistributed earnings:
Affiliates	¥198,432	¥177,231
Joint ventures	262,599	279,288

Total	¥461,031	¥456,519

Share of Comprehensive Income of Affiliates and Joint Ventures
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
	2020	2021	2022

Profit for the year:
Affiliates	¥(434)	¥53,511	¥(17,844)
Joint ventures	164,637	219,223	220,356

Total	¥164,203	¥272,734	¥202,512

Other comprehensive income:
Affiliates	¥(5,758)	¥(1,197)	¥26,673
Joint ventures	(26,185)	33,457	52,560

Total	¥(31,943)	¥32,260	¥79,233

Comprehensive income for the year:
Affiliates	¥(6,192)	¥52,314	¥8,829
Joint ventures	138,452	252,680	272,916

Total	¥132,260	¥304,994	¥281,745

Summarized Consolidated Financial Information
Summarized

consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March
31
,
2021
and
2022
is as follows:

	Yen (millions)
	2021	2022

Current assets	¥687,417	¥747,397
Non-current assets	238,507	252,219

Total assets	925,924	999,616

Current liabilities	608,408	610,379
Non-current liabilities	32,860	34,182

Total liabilities	641,268	644,561

Total equity	¥284,657	¥355,055

Honda’s share of total equity (50%)	142,328	177,527
Equity method adjustments	(1,212)	(697)

Carrying amount of its interest in the joint venture	¥141,116	¥176,830

Cash and cash equivalents included in current assets	¥332,031	¥301,839
Financial liabilities (excluding trade payables and provisions) included in current liabilities	5,363	6,168
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
	2020	2021	2022

Sales revenue	¥1,516,160	¥2,201,051	¥1,994,534
Interest income	8,019	9,412	10,653
Depreciation and amortization	18,870	23,055	25,996
Income tax expense	48,622	65,102	60,868
Profit for the year	130,327	197,217	182,989
Other comprehensive income	(21,100)	25,462	44,812

Comprehensive income for the year	¥109,227	¥222,679	¥227,801

Comprehensive income for the year (50%)	54,614	111,340	113,901
Equity method adjustments	53	53	607

Honda’s share of comprehensive income for the year	¥54,667	¥111,393	¥114,508

Dividend from the joint venture to Honda	¥72,760	¥102,767	¥79,191

Combined Financial Information of Affiliates and Joint Ventures

Combined financial information in respect of affiliates as of March 31, 2021 and 2022, and for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
For the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Sales revenue	¥160,557	¥2,505,819	¥7,342	¥2,673,718
Profit for the year	8,094	69,339	914	78,347

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥54,369	¥1,458,252	¥11,813	¥1,524,434
Non-current assets	27,677	1,952,423	21,709	2,001,809

Total assets	82,046	3,410,675	33,522	3,526,243

Current liabilities	25,399	1,015,374	3,140	1,043,913
Non-current liabilities	3,167	616,924	1,180	621,271

Total liabilities	28,566	1,632,298	4,320	1,665,184

Total equity	¥53,480	¥1,778,377	¥29,202	¥1,861,059

Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥64,324	¥1,542,414	¥14,313	¥1,621,051
Non-current assets	28,330	2,030,822	22,928	2,082,080

Total assets	92,654	3,573,236	37,241	3,703,131

Current liabilities	25,819	1,013,738	3,768	1,043,325
Non-current liabilities	5,003	583,308	1,065	589,376

Total liabilities	30,822	1,597,046	4,833	1,632,701

Total equity	¥61,832	¥1,976,190	¥32,408	¥2,070,430

Sales revenue	¥173,696	¥3,120,190	¥7,146	¥3,301,032
Profit for the year	7,233	73,169	996	81,398

Combined financial information in respect of joint ventures as of March 31, 2021 and 2022, and for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
For the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Sales revenue	¥791,250	¥3,483,024	¥6,413	¥4,280,687
Profit for the year	63,819	264,216	568	328,603

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Current assets	¥221,524	¥1,548,875	¥4,120	¥1,774,519
Non-current assets	120,238	423,270	704	544,212

Total assets	341,762	1,972,145	4,824	2,318,731

Current liabilities	191,565	1,334,240	1,305	1,527,110
Non-current liabilities	17,035	61,312	879	79,226

Total liabilities	208,600	1,395,552	2,184	1,606,336

Total equity	¥133,162	¥576,593	¥2,640	¥712,395

Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥272,962	¥1,810,581	¥4,771	¥2,088,314
Non-current assets	130,271	479,707	909	610,887

Total assets	403,233	2,290,288	5,680	2,699,201

Current liabilities	227,215	1,513,623	1,704	1,742,542
Non-current liabilities	17,769	70,675	665	89,109

Total liabilities	244,984	1,584,298	2,369	1,831,651

Total equity	¥158,249	¥705,990	¥3,311	¥867,550

Sales revenue	¥811,764	¥4,612,394	¥3,940	¥5,428,098
Profit for the year	62,907	375,642	363	438,912
The amounts of a joint venture that is material to the Company are included in above.